Supplement dated March 9, 2021
to the Statement of Additional Information (the “SAI”), dated May 13, 2020, as supplemented, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Emerging Markets Fund
Columbia Variable Portfolio (VP) - Global Strategic Income Fund
Columbia Variable Portfolio (VP) - Intermediate Bond Fund
Columbia Variable Portfolio (VP) - Large Cap Growth Fund
Columbia Variable Portfolio (VP) - Select Large Cap Equity Fund
Columbia Variable Portfolio (VP) - Seligman Global Technology Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
VP – Emerging Markets Fund	Dara White	3 RICs 2 PIVs 13 other accounts	$1.61 billion $480.05 million $2.33 billion	None	Columbia Management	Columbia Management
	Robert Cameron	2 RICs 2 PIVs 14 other accounts	$1.49 billion $480.05 million $1.28 billion	None
	Perry Vickery	2 RICs 2 PIVs 14 other accounts	$1.49 billion $480.05 million $1.34 billion	None
	Derek Lin(c)	7 other accounts	$0.61 million	None
VP – Global Strategic Income Fund	Adrian Hilton(l)	13 PIVs 18 other accounts	$3.17 billion $4.27 billion	None	Threadneedle	Threadneedle
	Ryan Staszewski	None	None	None
	David Janssen(n)	1 RIC 9 other accounts	$894.00 million $0.21 million	None	Columbia Management	Columbia Management
VP – Intermediate Bond Fund	Gene Tannuzzo	8 RICs 1 PIV 65 other accounts	$9.94 billion $84.11 million $1.64 billion	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 18 PIVs 5 other accounts	$15.84 billion $9.43 billion $1.30 million	None
	Alexandre (Alex) Christensen(n)	6 other accounts	$0.22 million	None
VP – Large Cap Growth Fund	Melda Mergen	6 RICs 17 other accounts	$7.39 billion $923.28 million	None	Columbia Management	Columbia Management
	Tiffany Wade(n)	3 RICs 9 other accounts	$3.80 billion $565.00 million	None
VP – Select Large Cap Equity Fund	Melda Mergen	6 RICs 17 other accounts	$8.11 billion $923.28 million	None	Columbia Management	Columbia Management
	Tiffany Wade	2 RICs 9 other accounts	$914.81 million $485.14 million	None
S-6466-358 A (3/21)

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
VP – Seligman Global Technology Fund	Paul Wick	4 RICs 4 PIVs 5 other accounts	$8.78 billion $1.09 billion $258.35 million	2 PIVs ($670.43 M)	Columbia Management	Columbia Management – Tech Team
	Shekhar Pramanick	4 RICs 5 other accounts	$8.78 billion $6.31 million	None
	Sanjay Devgan	3 RICs 3 other accounts	$8.41 billion $1.86 million	None
	Christopher Boova	4 RICs 7 other accounts	$8.78 billion $6.32 million	None
	Vimal Patel	4 RICs 7 other accounts	$8.78 billion $3.71 million	None
	Sanjiv Wadhwani(n)	7 other accounts	$2.18 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the Fund after its last fiscal year end.
(l)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2020.
(n)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-358 A (3/21)
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